Related-Party Transactions - Schedule of Pre-Funded Warrants (Details) - Pre-funded Warrants [Member] - USD ($)		10 Months Ended
		Feb. 28, 2025	Mar. 31, 2025
Schedule of Pre-Funded Warrants [Line Items]
Pre-Funded Warrants Purchased	[1]		25,510
Total Purchase Price (in Dollars)	[1]		$ 999,992
February 2025 Common Warrants Issued	[1]	25,510

[1]	Brian G. Atwood served as Chairman and Chief Executive Officer of the Company from February 2024 to September 2024, and previously served as Chairman of PBAX until the closing of the Business Combination in February 2024. Mr. Atwood is currently a member of the board of directors of the Company and serves as a trustee of Atwood-Edminster Trust dtd 4-2-2000. GVN, LLC, is a limited liability company of which the sole member is the Atwood-Edminster Trust dtd 4-2-2000, and of which Brian G. Atwood and Lynne H. Edminster are the managers.